Non Purchased Loans - Aging Analysis of Past Due Loans, Segregated by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Gross Loans	$ 476,445	$ 429,322
Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	13,354	8,697
Total Past Due Loans	16,622	12,149
Current Loans	459,823	417,173
Total Gross Loans	476,445	429,322
Accruing Loans 90 or more Days Past Due	274	73
Commercial Real Estate Portfolio Segment [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	12,534	6,788
Total Past Due Loans	15,430	10,182
Current Loans	361,828	337,792
Total Gross Loans	377,258	347,974
Accruing Loans 90 or more Days Past Due	204	54
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	736	1,494
Total Past Due Loans	736	1,548
Current Loans	65,692	39,586
Total Gross Loans	66,428	41,134
Accruing Loans 90 or more Days Past Due		54
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	171	779
Total Past Due Loans	210	808
Current Loans	15,385	13,690
Total Gross Loans	15,595	14,498
Accruing Loans 90 or more Days Past Due	39
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,116	3,456
Total Past Due Loans	3,893	3,786
Current Loans	83,738	84,961
Total Gross Loans	87,631	88,747
Accruing Loans 90 or more Days Past Due	147
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	8,511	1,059
Total Past Due Loans	10,591	4,040
Current Loans	197,013	199,555
Total Gross Loans	207,604	203,595
Accruing Loans 90 or more Days Past Due	18
Real Estate Loans [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	603	1,681
Total Past Due Loans	915	1,702
Current Loans	84,379	65,626
Total Gross Loans	85,294	67,328
Accruing Loans 90 or more Days Past Due	52
Real Estate Loans [Member] | Commercial and Industrial Loans [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	586	1,672
Total Past Due Loans	898	1,693
Current Loans	83,713	64,728
Total Gross Loans	84,611	66,421
Accruing Loans 90 or more Days Past Due	52
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	17	9
Total Past Due Loans	17	9
Current Loans	666	898
Total Gross Loans	683	907
Consumer Portfolio Segment [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	217	228
Total Past Due Loans	277	265
Current Loans	13,616	13,755
Total Gross Loans	13,893	14,020
Accruing Loans 90 or more Days Past Due	18	19
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	45	16
Total Past Due Loans	63	20
Current Loans	1,770	1,628
Total Gross Loans	1,833	1,648
Accruing Loans 90 or more Days Past Due	18	4
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	172	212
Total Past Due Loans	214	245
Current Loans	11,846	12,127
Total Gross Loans	12,060	12,372
Accruing Loans 90 or more Days Past Due		15
Loans 90 or more Days Past Due [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	3,268	3,452
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	2,896	3,394
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		54
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	39	29
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	777	330
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	2,080	2,981
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	312	21
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	312	21
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	60	37
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Farm Production and Other Farm Loans [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	0
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	18	4
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Financial assets non purchased loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 42	$ 33